Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Financial Liabilities
6. Financial Assets and Financial Liabilities
6.1 Classification and Fair Value of Financial Instruments
6.1.1 Carrying amount and fair value of financial assets and liabilities by category as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Carrying amount		Fair value

Financial assets
Cash and due from financial institutions	￦	29,836,311	￦	29,833,886
Financial assets at fair value through profit or loss:		77,038,267		77,038,267
Due from financial institutions		79,811		79,811
Debt securities		72,658,432		72,658,432
Equity securities		4,022,555		4,022,555
Loans		183,726		183,726
Others		93,743		93,743
Derivatives held for trading		5,777,682		5,777,682
Derivatives held for hedging		379,946		379,946
Loans measured at amortized cost		444,805,287		445,144,428
Securities measured at amortized cost		39,701,389		38,763,702
Financial assets at fair value through other comprehensive income:		82,498,140		82,498,140
Debt securities		78,926,437		78,926,437
Equity securities		2,770,653		2,770,653
Loans		801,050		801,050
Other financial assets		16,544,513		16,544,513

	￦	696,581,535	￦	695,980,564

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,953,472	￦	2,953,472
Financial liabilities designated at fair value through profit or loss		7,966,963		7,966,963
Derivatives held for trading		5,966,512		5,966,512
Derivatives held for hedging		244,127		244,127
Deposits		406,512,434		406,711,081
Borrowings		69,583,561		69,390,346
Debentures		69,176,668		68,975,750
Other financial liabilities		37,416,916		37,416,916

	￦	599,820,653	￦	599,625,167

(In millions of Korean won)	December 31, 2024
	Carrying amount		Fair value
Financial assets
Cash and due from financial institutions	￦	29,869,111	￦	29,869,335
Financial assets at fair value through profit or loss:		79,450,093		79,450,093
Due from financial institutions		59,838		59,838
Debt securities		73,768,636		73,768,636
Equity securities		4,275,337		4,275,337
Loans		1,187,763		1,187,763
Others		158,519		158,519
Derivatives held for trading		10,954,870		10,954,870
Derivatives held for hedging		775,897		775,897
Loans measured at amortized cost		472,071,840		473,234,273
Securities measured at amortized cost		37,113,552		36,572,012
Financial assets at fair value through other comprehensive income:		93,895,912		93,895,912
Debt securities		88,735,996		88,735,996
Equity securities		3,713,288		3,713,288
Loans		1,446,628		1,446,628
Other financial assets		14,404,227		14,404,227

	￦	738,535,502	￦	739,156,619

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,717,732	￦	2,717,732
Financial liabilities designated at fair value through profit or loss		8,002,499		8,002,499
Derivatives held for trading		11,409,695		11,409,695
Derivatives held for hedging		373,799		373,799
Deposits		435,687,897		435,991,820
Borrowings		68,077,012		68,046,196
Debentures		76,171,257		76,583,392
Other financial liabilities		33,594,883		33,594,883

	￦	636,034,774	￦	636,720,016

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Group discloses the fair value of each class of assets and liabilities in a way that permits it to be compared with its carrying amount at the end of each reporting period. The best evidence of fair value of financial instruments is a quoted price in an active market.

Methods of determining fair value of financial instruments are as follows:

Cash and due from financial institutions	Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.

Securities	Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.

Loans	Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Derivatives and financial instruments at fair value through profit or loss	Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.

Deposits	Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Borrowings	Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.

Debentures	Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.

Other financial assets and other financial liabilities	Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.

6.1.2 Fair value hierarchy
The Group believes that valuation techniques used for measuring the fair value of financial instruments are reasonable and that the fair value recognized in the consolidated statement of financial position is appropriate. However, the fair value of the financial instruments recognized in the consolidated statement of financial position may be different if other valuation techniques or assumptions are used. Additionally, as there are a variety of valuation techniques and assumptions used in measuring fair value, it may be difficult to reasonably compare the fair value with that of other financial institutions.
The Group classifies and discloses fair value of the financial instruments into the three fair value levels as follows:
Level 1: The fair values are based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2: The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: The fair values are based on unobservable inputs for the asset or liability.
The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. If an observable input requires an adjustment using an unobservable input and that adjustment results in a significantly higher or lower fair value measurement, the resulting measurement would be categorized within Level 3 of the fair value hierarchy.

6.1.2.1 Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position
Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

Financial assets
Financial assets at fair value through profit or loss:	￦	20,695,760	￦	38,118,478	￦	18,224,029	￦	77,038,267
Due from financial institutions		—		26,020		53,791		79,811
Debt securities		18,541,335		37,663,855		16,453,242		72,658,432
Equity securities		2,060,682		428,367		1,533,506		4,022,555
Loans		—		236		183,490		183,726
Others		93,743		—		—		93,743
Derivatives held for trading		58,948		5,624,691		94,043		5,777,682
Derivatives held for hedging		—		379,946		—		379,946
Financial assets at fair value through other comprehensive income:		38,630,447		42,416,785		1,450,908		82,498,140
Debt securities		37,921,922		41,004,515		—		78,926,437
Equity securities		708,525		611,220		1,450,908		2,770,653
Loans		—		801,050		—		801,050

	￦	59,385,155	￦	86,539,900	￦	19,768,980	￦	165,694,035

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,953,472	￦	—	￦	—	￦	2,953,472
Financial liabilities designated at fair value through profit or loss		56,686		881,791		7,028,486		7,966,963
Derivatives held for trading		104,866		5,100,869		760,777		5,966,512
Derivatives held for hedging		—		244,127		—		244,127

	￦	3,115,024	￦	6,226,787	￦	7,789,263	￦	17,131,074

6.1.2.1 Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position (cont’d)

(In millions of Korean won)	December 31, 2024
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

Financial assets
Financial assets at fair value through profit or loss:	￦	25,554,893	￦	33,768,117	￦	20,127,083	￦	79,450,093
Due from financial institutions		—		—		59,838		59,838
Debt securities		22,775,948		33,630,189		17,362,499		73,768,636
Equity securities		2,620,426		137,928		1,516,983		4,275,337
Loans		—		—		1,187,763		1,187,763
Others		158,519		—		—		158,519
Derivatives held for trading		20,638		10,682,718		251,515		10,954,870
Derivatives held for hedging		—		775,897		—		775,897
Financial assets at fair value through other comprehensive income:		43,858,598		48,537,327		1,499,987		93,895,912
Debt securities		43,319,466		45,416,530		—		88,735,996
Equity securities		539,132		1,674,169		1,499,987		3,713,288
Loans		—		1,446,628		—		1,446,628

	￦	69,434,129	￦	93,764,059	￦	21,878,585	￦	185,076,772

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,717,732	￦	—	￦	—	￦	2,717,732
Financial liabilities designated at fair value through profit or loss		300,489		1,529,492		6,172,518		8,002,499
Derivatives held for trading		353,074		10,458,585		598,036		11,409,695
Derivatives held for hedging		—		373,799		—		373,799

	￦	3,371,295	￦	12,361,876	￦	6,770,554	￦	22,503,725

6.1.2.1 Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position (cont’d)

Valuation techniques and inputs of financial assets and liabilities classified as Level 2 and measured at fair value in the consolidated statements of financial position as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	Fair value		Valuation techniques	Inputs

Financial assets
Financial assets at fair value through profit or loss:	￦	38,118,478
Due from financial institutions		26,020	DCF Model, Hull-white Model	Projected cash flow, Discount rate, Volatility, Correlation coefficient
Debt securities		37,663,855	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		428,367	DCF Model	Interest rate, Discount rate, and others
Loans		236	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		5,624,691	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Option Model, and others	Price of underlying asset, Underlying asset index, Interest rate, Dividend yield, Volatility, Foreign exchange rate, Discount rate, and others
Derivatives held for hedging		379,946	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others
Financial assets at fair value through other comprehensive income:		42,416,785
Debt securities		41,004,515	DCF Model, Option Model	Underlying asset index, Discount rate, and others
Equity securities		611,220	DCF Model	Discount rate
Loans		801,050	DCF Model	Discount rate

	￦	86,539,900

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	881,791	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Net Asset Value Method	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, Foreign exchange rate
Derivatives held for trading		5,100,869	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		244,127	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others

	￦	6,226,787

(In millions of Korean won)

	December 31, 2024
	Fair value		Valuation techniques	Inputs

Financial assets
Financial assets at fair value through profit or loss:	￦	33,768,117
Debt securities		33,630,189	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		137,928	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		10,872,214	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Option Model, and others	Price of underlying asset, Underlying asset index, Interest rate, Volatility, Foreign exchange rate, Discount rate, and others
Derivatives held for hedging		775,897	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others
Financial assets at fair value through other comprehensive income:		48,537,327
Debt securities		45,416,530	DCF Model, Option Model	Underlying asset index, Discount rate, and others
Equity securities		1,674,169	DCF Model	Interest rate, Discount rate
Loans		1,446,628	DCF Model	Discount rate

	￦	93,953,555

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,529,492	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate
Derivatives held for trading		10,527,569	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		373,799	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others

	￦	12,430,860

6.1.2.2 Fair value hierarchy of financial assets and liabilities whose fair value is disclosed
Fair value hierarchy of financial assets and liabilities whose fair value is disclosed as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

Financial assets
Cash and due from financial institutions 1	￦	2,775,618	￦	24,501,232	￦	2,557,036	￦	29,833,886
Loans measured at amortized cost		—		145,330		444,999,098		445,144,428
Securities measured at amortized cost 2		4,328,010		34,410,808		24,884		38,763,702
Other financial assets 2		—		—		16,544,513		16,544,513

	￦	7,103,628	￦	59,057,370	￦	464,125,531	￦	530,286,529

Financial liabilities
Deposits 1	￦	—	￦	167,135,143	￦	239,575,938	￦	406,711,081
Borrowings 3		—		5,835,132		63,555,214		69,390,346
Debentures		—		61,678,464		7,297,286		68,975,750
Other financial liabilities 2		—		—		37,416,916		37,416,916

	￦	—	￦	234,648,739	￦	347,845,354	￦	582,494,093

(In millions of Korean won)	December 31, 2024
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

Financial assets
Cash and due from financial institutions 1	￦	2,353,334	￦	24,731,260	￦	2,784,741	￦	29,869,335
Loans measured at amortized cost		—		106,823		473,127,450		473,234,273
Securities measured at amortized cost 2		4,746,587		31,799,265		26,160		36,572,012
Other financial assets 2		—		—		14,404,227		14,404,227

	￦	7,099,921	￦	56,637,348	￦	490,342,578	￦	554,079,847

Financial liabilities
Deposits 1	￦	—	￦	174,567,804	￦	261,424,016	￦	435,991,820
Borrowings 3		—		4,441,612		63,604,584		68,046,196
Debentures		—		67,455,577		9,127,815		76,583,392
Other financial liabilities 2		—		—		33,594,883		33,594,883

	￦	—	￦	246,464,993	￦	367,751,298	￦	614,216,291

1	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of fair value.
2	The amounts included in Level 3 are the carrying amounts which are reasonable approximations of fair value.
3	Borrowings of ￦ 38,191 million and ￦ 15,155 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2023 and 2024, respectively.

For financial assets and liabilities whose carrying amount is a reasonable approximation of fair value, valuation techniques and inputs are not disclosed.
Valuation techniques and inputs of financial assets and liabilities classified as Level 2, and whose fair value is disclosed as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Fair value		Valuation techniques	Inputs

Financial assets
Loans measured at amortized cost	￦	145,330	DCF Model	Discount rate
Securities measured at amortized cost		34,410,808	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	34,556,138

Financial liabilities
Borrowings	￦	5,796,941	DCF Model	Discount rate
Debentures		61,678,464	DCF Model	Discount rate

	￦	67,475,405

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Inputs

Financial assets
Loans measured at amortized cost	￦	106,823	DCF Model	Discount rate
Securities measured at amortized cost		31,799,265	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	31,906,088

Financial liabilities
Borrowings	￦	4,426,457	DCF Model	Discount rate
Debentures		67,455,577	DCF Model	Discount rate

	￦	71,882,034

6.1.2.2 Fair value hierarchy of financial assets and liabilities whose fair value is disclosed (cont’d)

Valuation techniques and inputs of financial assets and liabilities classified as Level 3, and whose fair value is disclosed as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Fair value		Valuation techniques	Inputs

Financial assets
Cash and due from financial institutions	￦	2,557,036	DCF Model	Credit spread, Other spread, Interest rate
Loans measured at amortized cost		444,999,098	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate

	￦	447,556,134

Financial liabilities
Deposits	￦	239,575,938	DCF Model	Other spread, Prepayment rate, Interest rate
Borrowings		63,555,214	DCF Model	Other spread, Interest rate
Debentures		7,297,286	DCF Model	Other spread, Interest rate

	￦	310,428,438

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Inputs

Financial assets
Cash and due from financial institutions	￦	2,784,741	DCF Model	Credit spread, Other spread, Interest rate, Discount rate
Loans measured at amortized cost		473,127,450	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate, Discount rate, and others

	￦	475,912,191

Financial liabilities
Deposits	￦	261,424,016	DCF Model	Other spread, Prepayment rate, Interest rate, Discount rate
Borrowings		63,604,584	DCF Model	Other spread, Projected cash flow, Discount rate
Debentures		9,127,815	DCF Model	Projected cash flow, Discount rate, and others

	￦	334,156,415

6.2 Disclosure of Fair Value Hierarchy Level 3
6.2.1 Valuation policy and process of Level 3 fair value
The Group uses external, independent and qualified valuation service in addition to internal valuation models to determine the fair value of financial instruments at the end of every reporting period.
If the changes in situation and events which cause transfers between the fair value hierarchy level for a financial asset or liability occur, the Group’s policy is to recognize such transfers as having occurred at the beginning of the reporting period.
6.2.2 Changes in fair value (Level 3) measured using valuation technique based on unobservable inputs in the market
6.2.2.1 Changes in financial instruments classified as Level 3 of the fair value hierarchy for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Financial assets at fair value through profit or loss						Financial investments		Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading

Beginning	￦	45,025	￦	16,479,588	￦	149,074	￦	1,458,280	￦	(8,231,303)	￦	(659,816)
Total gains or losses:
Profit or loss		8,766		347,251		(11,954)		—		(338,726)		(74,870)
Other comprehensive income (loss)		—		—		—		(65,983)		(32,370)		—
Purchases		—		3,448,093		50,435		98,697		—		11,646
Sales		—		(2,222,518)		(4,065)		(40,086)		—		(6,654)
Issues		—		—		—		—		(4,431,945)		(6,275)
Settlements		—		—		—		—		6,005,858		69,235
Transfers into Level 3 *		—		13,027		—		—		—		—
Transfers out of Level 3 *		—		(78,693)		—		—		—		—

Ending	￦	53,791	￦	17,986,748	￦	183,490	￦	1,450,908	￦	(7,028,486)	￦	(666,734)

(In millions of Korean won)	2024
	Financial assets at fair value through profit or loss						Financial investments		Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading
Beginning	￦	53,791	￦	17,986,748	￦	183,490	￦	1,450,908	￦	(7,028,486)	￦	(666,734)
Total gains or losses:
Profit or loss		6,047		488,988		44,863		—		(268,251)		(256,240)
Other comprehensive income (loss)		—		2		—		(197,070)		(10,816)		—
Purchases		—		3,820,317		1,493,924		246,560		—		5,042
Sales		—		(3,280,871)		(534,676)		(411)		—		(5,362)
Issues		—		—		—		—		(4,200,664)		(2,960)
Settlements		—		—		—		—		5,335,699		579,732
Transfers into Level 3 *		—		6,142		162		—		—		—
Transfers out of Level 3 *		—		(141,844)		—		—		—		—

Ending	￦	59,838	￦	18,879,482	￦	1,187,763	￦	1,499,987	￦	(6,172,518)	￦	(346,522)

*	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.

6.2.2.2 In relation to changes in financial instruments classified as Level 3 of the fair value hierarchy, total gains or losses recognized in profit or loss for the period, and total gains or losses recognized in profit or loss from financial instruments held at the end of the reporting period for the years ended December 31, 2022, 2023 and 2024, are as follows:
(In millions of Korean won)

	2022						2023
	Net gains on financial instruments at fair value through profit or loss		Other operating income		Net interest income		Net gains on financial instruments at fair value through profit or loss		Other operating income		Net interest income

Total gains (losses) recognized in profit or loss for the period	￦	(376,605)	￦	124,041	￦	—	￦	(107,729)	￦	38,196	￦	—
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period		(210,742)		73,711		—		267,666		56,810		—
(In millions of Korean won)

	2024
	Net gains on financial instruments at fair value through profit or loss		Other operating income		Net interest income

Total gains(losses) recognized in profit or loss for the period	￦	(364,765)	￦	380,172	￦	—
Total gains recognized in profit or loss from financial instruments held at the end of the reporting period		(45,787)		322,839		—

6.2.3 Sensitivity analysis of changes in unobservable inputs
6.2.3.1 Information about fair value measurements using unobservable inputs as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦	53,791	Hull-white Model	Interest rate	3.20	The lower the interest rate, the higher the fair value
Debt securities		16,453,242	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	Growth rate	1.00 ~ 3.00	The higher the growth rate, the higher the fair value
				Volatility	14.01 ~ 76.22	The higher the volatility, the higher the fair value fluctuation
				Discount rate	2.48 ~ 16.27	The lower the discount rate, the higher the fair value
				Volatility of stock price	10.00 ~ 32.55	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-60.02 ~ 89.73	The higher the correlation coefficient, the higher the fair value fluctuation
				Liquidation value	-1.00 ~ 1.00	The higher the liquidation value, the higher the fair value
				Recovery rate	40.00	The higher the recovery rate, the higher the fair value
				Rate of real estate price fluctuation	-1.00 ~ 1.00	The higher the sale price of real estate, the higher the fair value
Equity securities		1,533,506	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.00 ~ 1.00	The higher the growth rate, the higher the fair value
				Discount rate	2.15 ~ 38.00	The lower the discount rate, the higher the fair value
				Volatility	0.51 ~ 45.50	The higher the volatility, the higher the fair value fluctuation
Loans		183,490	DCF Model	Discount rate	9.87	The lower the discount rate, the higher the fair value

(In millions of Korean won)	December 31, 2023
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Derivatives held for trading:
Stock and index	￦	72,540	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method	Volatility of underlying asset	13.79 ~ 52.45	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-60.02 ~ 77.96	The higher the correlation coefficient, the higher the fair value fluctuation
Currency, interest rate, and others		21,503	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Volatility	9.10 ~ 107.11	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	60.17 ~ 78.88	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities		1,450,908	DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, IMV Model, Income Approach, Net Asset Value Method, Market Value Approach, and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
				Discount rate	8.83 ~ 19.90	The lower the discount rate, the higher the fair value
				Volatility	20.60 ~ 27.96	The higher the volatility, the higher the fair value fluctuation

	￦	19,768,980

(In millions of Korean won)	December 31, 2023
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	7,028,486	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	1.00 ~ 107.11	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-60.02 ~ 89.73	The higher the correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		437,662	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	13.79 ~ 52.45	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-60.02 ~ 77.96	The higher the correlation coefficient, the higher the fair value fluctuation
Others		323,115	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Discount rate	5.07 ~ 5.19	The lower the discount rate, the higher the fair value
				Volatility of underlying asset	4.49 ~ 107.11	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-60.02 ~ 89.73	The higher the correlation coefficient, the higher the fair value fluctuation

	￦	7,789,263

6.2.3.1 Information about fair value measurements using unobservable inputs as of December 31, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦	59,838	Hull-white Model	Volatility	46.00 ~ 62.00	The higher the volatility, the higher the fair value fluctuation
Debt securities		17,362,499	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	Growth rate	1.00 ~ 3.00	The higher the growth rate, the higher the fair value
				Volatility	29.98 ~ 76.22	The higher the volatility, the higher the fair value fluctuation
				Discount rate	0.00 ~ 15.53	The lower the discount rate, the higher the fair value
				Volatility of Stock price	10.00 ~ 29.90	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	90	The higher the correlation coefficient, the higher the fair value fluctuation
				Liquidation value	-1.00 ~ 1.00	The higher the liquidation value, the higher the fair value
				Recovery rate	40.00	The higher the recovery rate, the higher the fair value
				Rate of real estate price fluctuation	-1.00 ~ 1.00	The higher the sale price of real estate, the higher the fair value
Equity securities		1,516,983	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.00 ~ 1.00	The higher the growth rate, the higher the fair value
				Discount rate	5.90 ~ 33.90	The lower the discount rate, the higher the fair value
				Volatility	0.47 ~ 34.80	The higher the volatility, the higher the fair value fluctuation
Loans		1,187,763	DCF Model	Discount rate	8.54	The lower the discount rate, the higher the fair value

6.2.3.1 Information about fair value measurements using unobservable inputs as of December 31, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Derivatives held for trading:
Stock and index	￦	30,246	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method	Volatility of underlying asset	18.85 ~ 65.13	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-58.46 ~ 74.20	The higher the correlation coefficient, the higher the fair value fluctuation
Currency, interest rate, and others		31,772	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed	Volatility	0.57 ~ 25.22	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-58.46 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities		1,499,987	DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, IMV Model, Income Approach, Net Asset Value Method, Market Approach, Tree Model, Monte Carlo Simulation, and others	Growth rate	0.00 ~ 1.00	The higher the growth rate, the higher the fair value
				Discount rate	6.01 ~ 16.00	The lower the discount rate, the higher the fair value
				Volatility	22.95 ~ 71.00	The higher the volatility, the higher the fair value fluctuation

	￦	21,689,088

(In millions of Korean won)	December 31, 2024
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	6,172,518	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	0.51 ~ 65.13	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-58.46 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		90,785	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	0.57 ~ 58.87	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-58.46 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
Others		438,267	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Discount rate	3.70 ~ 3.74	The lower the discount rate, the higher the fair value
				Volatility of underlying asset	0.51 ~ 57.61	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-26.00 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation

	￦	6,701,570

6.2.3.2 Sensitivity analysis of changes in unobservable inputs
Sensitivity analysis of financial instruments is performed to measure favorable and unfavorable changes in fair value of financial instruments which are affected by unobservable parameters, using a statistical technique. When the fair value is affected by more than one input parameter, the amounts represent the most favorable or most unfavorable outcome. Level 3 financial instruments subject to sensitivity analysis are (a) equity-related derivatives, currency-related derivatives, and interest rate related derivatives whose fair value changes are recognized in profit or loss, (b) financial liabilities designated at fair value through profit or loss, and (c) due from financial institutions, debt securities (including beneficiary certificates), equity securities, and loans whose fair value changes are recognized in profit or loss or other comprehensive income or loss.
Results of the sensitivity analysis of changes in unobservable inputs as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	211	￦	(224)	￦	—	￦	—
Debt securities 4		94,310		(94,063)		—		—
Equity securities 3		25,683		(17,107)		—		—
Loans 5		2,218		(2,010)		—		—
Derivatives held for trading 2		8,150		(8,723)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		—		—		95,829		(56,625)

	￦	130,572	￦	(122,127)	￦	95,829	￦	(56,625)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	43,114	￦	(42,487)	￦	—	￦	—
Derivatives held for trading 2		17,983		(19,125)		—		—

	￦	61,097	￦	(61,612)	￦	—	￦	—

6.2.3.2 Sensitivity analysis of changes in unobservable inputs (cont’d)

(In millions of Korean won)	December 31, 2024
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	141	￦	(151)	￦	—	￦	—
Debt securities 4		103,717		(102,842)		—		—
Equity securities 3		35,920		(19,754)		—		—
Loans 5		2,329		(2,119)		—		—
Derivatives held for trading 2		14,878		(16,535)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		—		—		57,795		(36,073)

	￦	156,985	￦	(141,401)	￦	57,795	￦	(36,073)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	16,840	￦	(16,760)	￦	—	￦	—
Derivatives held for trading 2		22,119		(24,506)		—		—

	￦	38,959	￦	(41,266)	￦	—	￦	—

1
For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.

2	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.
3	For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between discount rate (-1%p~1%p) and growth rate (-1%p~1%p).
4
For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. However, for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting rate of real estate price fluctuation by -1%p~1%p, and for beneficiary certificates whose underlying assets are equity investments, changes in fair value are calculated by shifting principal unobservable input parameters such as liquidation value by -1%p~1%p and discount rate by -1%p~1%p. There is no significant correlation among major unobservable inputs.

5	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate by -1%p~1%p.
6.2.4 Day one gains or losses
When the Group measures the fair value of OTC derivatives using inputs that are not based on observable market data, there could be a difference between the transaction price and the amount determined using that valuation technique. In these circumstances, the fair value of financial instruments is recognized as the transaction price, and the difference is not recognized in profit or loss but deferred and amortized using the straight-line method over the life of the financial instrument. When the fair value of the financial instruments is subsequently determined using observable market inputs, the remaining deferred amount is recognized in profit or loss.

Changes in deferred day one gains or losses for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023		2024
Balance at the beginning of the year	￦	71,504	￦	23,430
New transactions		85,920		49,078
Changes during the year		(133,994)		(60,367)

Balance at the end of the year	￦	23,430	￦	12,141

6.3 Carrying Amount of Financial Instruments by Category
Financial assets and liabilities are measured at fair value or amortized cost. Carrying amount of financial assets and liabilities by category as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	29,836,311	￦	—	￦	29,836,311
Financial assets at fair value through profit or loss		77,038,267		—		—		—		—		77,038,267
Derivative financial assets		5,777,682		—		—		—		379,946		6,157,628
Loans measured at amortized cost		—		—		—		444,805,287		—		444,805,287
Financial investments		—		79,727,487		2,770,653		39,701,389		—		122,199,529
Other financial assets		—		—		—		16,544,513		—		16,544,513

	￦	82,815,949	￦	79,727,487	￦	2,770,653	￦	530,887,500	￦	379,946	￦	696,581,535

(In millions of Korean won)

	December 31, 2023
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,953,472	￦	7,966,963	￦	—	￦	—	￦	10,920,435
Derivative financial liabilities		5,966,512		—		—		244,127		6,210,639
Deposits		—		—		406,512,434		—		406,512,434
Borrowings		—		—		69,583,561		—		69,583,561
Debentures		—		—		69,176,668		—		69,176,668
Other financial liabilities*		—		—		37,416,916		—		37,416,916

	￦	8,919,984	￦	7,966,963	￦	582,689,579	￦	244,127	￦	599,820,653

(In millions of Korean won)

	December 31, 2024
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	29,869,111	￦	—	￦	29,869,111
Financial assets at fair value through profit or loss		79,450,093		—		—		—		—		79,450,093
Derivative financial assets		10,954,870		—		—		—		775,897		11,730,767
Loans measured at amortized cost		—		—		—		472,071,840		—		472,071,840
Financial investments		—		90,182,623		3,713,289		37,113,552		—		131,009,464
Other financial assets		—		—		—		14,404,227		—		14,404,227

	￦	90,404,963	￦	90,182,623	￦	3,713,289	￦	553,458,730	￦	775,897	￦	738,535,502

(In millions of Korean won)

	December 31, 2024
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,717,732	￦	8,002,499	￦	—	￦	—	￦	10,720,231
Derivative financial liabilities		11,409,695		—		—		373,799		11,783,494
Deposits		—		—		435,687,897		—		435,687,897
Borrowings		—		—		68,077,012		—		68,077,012
Debentures		—		—		76,171,257		—		76,171,257
Other financial liabilities*		—		—		33,594,883		—		33,594,883

	￦	14,127,427	￦	8,002,499	￦	613,531,049	￦	373,799	￦	636,034,774

*	Other financial liabilities include lease liabilities that are not included in the category of financial instruments measured at amortized cost.

6.4 Transfer of Financial Assets
6.4.1 Transferred financial assets that are derecognized in their entirety
The Group transferred loans and other financial assets to companies specialized in asset-backed securitization and derecognized them from the consolidated financial statement, while the maximum exposure to loss (carrying amount) from its continuing involvement and fair value of its continuing involvement of the derecognized financial assets as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement

Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	564	￦	564
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		257		257

			￦	821	￦	821

(In millions of Korean won)	December 31, 2024
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement

Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	564	￦	564
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		39		39

			￦	603	￦	603

6.4.2 Transferred financial assets that are not derecognized in their entirety
The Group issued securitized debentures using loans as underlying assets. Details of underlying assets and senior debentures in relation to securitization as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures

KB Kookmin Card 8 th Securitization Co., Ltd. 1	￦	487,532	￦	485,230	￦	299,913	￦	287,628
KB Kookmin Card 9 th Securitization Co., Ltd. 1		541,645		538,984		349,842		358,616
KB Kookmin Card 10 th Securitization Co., Ltd. 1		919,380		914,470		513,232		491,656
KB Kookmin Card 11 th Securitization Co., Ltd. 1		701,955		698,248		399,890		375,738
KB Kookmin Card 12 th Securitization Co., Ltd. 1		1,234,204		1,227,724		641,079		607,621
KB Auto Fifth Asset Securitization Specialty Co., Ltd. 2		415,041		388,008		286,906		284,351

	￦	4,299,757	￦	4,252,664	￦	2,490,862	￦	2,405,610

6.4.2 Transferred financial assets that are not derecognized in their entirety (cont’d)

(In millions of Korean won)	December 31, 2024
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures

KB Kookmin Card 8 th Securitization Co., Ltd. 1	￦	472,066	￦	469,890	￦	99,987	￦	99,614
KB Kookmin Card 9 th Securitization Co., Ltd. 1		524,464		521,961		249,894		240,491
KB Kookmin Card 10 th Securitization Co., Ltd. 1		882,641		878,117		586,517		579,432
KB Kookmin Card 11 th Securitization Co., Ltd. 1		677,194		673,664		399,932		390,463
KB Kookmin Card 12 th Securitization Co., Ltd. 1		1,196,421		1,190,160		732,558		719,230
KB Kookmin Card 13 rd Securitization Co., Ltd. 1		935,938		931,006		586,980		570,700
KB Auto Fifth Asset Securitization Specialty Co., Ltd. 2		383,856		381,391		209,594		217,115

	￦	5,072,580	￦	5,046,189	￦	2,865,462	￦	2,817,045

1
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.

2
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.

6.4.3 Bonds sold under repurchase agreements and loaned securities
The Group continues to recognize the financial assets related to bonds sold under repurchase agreements and securities lending transactions in the consolidated statement of financial position since those transactions are not qualified for derecognition even though the Group transfers the financial assets. Bonds sold under repurchase agreements are sold on the condition that they will be repurchased at a fixed price and loaned securities will be returned at the expiration of the loan period. Thus, the Group retains substantially all the risks and rewards of ownership of the financial assets.
The carrying amount of transferred assets and related liabilities as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Carrying amount of transferred assets		Carrying amount of related liabilities

Bonds sold under repurchase agreements	￦	12,888,189	￦	12,107,718
Loaned securities:
Government and public bonds		3,395,703		—
Stock		30,025		—
Others		70,513		—

	￦	16,384,430	￦	12,107,718

(In millions of Korean won)	December 31, 2024
	Carrying amount of transferred assets		Carrying amount of related liabilities

Bonds sold under repurchase agreements	￦	9,520,281	￦	9,287,665
Loaned securities:
Government and public bonds		3,854,697		—
Stock		6,046		—
Others		75,293		—

	￦	13,456,317	￦	9,287,665

6.4.4 Purchase commitments of securitized debentures
The Group provided additional credit enhancement, such as purchase commitments, for the underlying assets of subsidiaries established for asset-backed securitization. Details of carrying amounts of the underlying assets and the associated liabilities as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)		December 31, 2023		December 31, 2024
Underlying assets	Financial assets at fair value through profit or loss	￦	391,581	￦	93,804
	Loans measured at amortized cost *		2,595,344		3,007,341

		￦	2,986,925	￦	3,101,145

Associated liabilities	Debentures	￦	2,944,753	￦	3,149,021

* Before netting of allowance

6.5 Offsetting Financial Assets and Financial Liabilities
The Group enters into International Swaps and Derivatives Association (“ISDA”) master netting agreements and other similar arrangements with the Group’s OTC derivative and spot exchange counterparties. Similar netting agreements are also entered into with the Group’s (a) sales or purchases of bonds under repurchase agreements and (b) securities lending and borrowing transactions, etc. Pursuant to these agreements, in the event of default by one party, contracts are to be terminated and receivables and payables are to be offset. Domestic exchange settlement debits and domestic exchange settlement credits are recognized in its net settlement balance in the consolidated statement of financial position because the Group has the legal right of offset and settles in net amount.
6.5.1 Details of financial assets subject to enforceable master netting agreements or similar arrangements as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	December 31, 2023
	Gross assets		Gross liabilities offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
Derivatives held for trading and derivative-linked securities	￦	6,025,704	￦	—	￦	6,025,704
Derivatives held for hedging		379,945		—		379,945	￦	(4,904,616)	￦	(203,414)	￦	1,297,619
Unsettled spot exchange receivable		7,125,645		—		7,125,645		(6,838,231)		—		287,414
Bonds purchased under repurchase agreements		3,948,358		—		3,948,358		(3,927,790)		—		20,568
Securities borrowing agreements		165,842		—		165,842		(165,842)		—		—
Domestic exchange settlement debits		63,223,652		(62,396,548)		827,104		—		—		827,104
Other financial instruments		2,885,128		(2,859,006)		26,122		—		—		26,122

	￦	83,754,274	￦	(65,255,554)	￦	18,498,720	￦	(15,836,479)	￦	(203,414)	￦	2,458,827

(In millions of Korean won)
	December 31, 2024
	Gross assets		Gross liabilities offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
Derivatives held for trading and derivative-linked securities	￦	11,227,882	￦	—	￦	11,227,882
Derivatives held for hedging		775,897		—		775,897	￦	(6,621,613)	￦	(195,584)	￦	5,186,582
Unsettled spot exchange receivable		6,287,655		—		6,287,655		(6,213,292)		—		74,363
Bonds purchased under repurchase agreements		5,405,878		—		5,405,878		(4,910,653)		—		495,225
Securities borrowing agreements		75,293		—		75,293		(75,293)		—		—
Domestic exchange settlement debits		63,055,082		(62,577,496)		477,586		(3,315)		—		474,271
Other financial instruments		1,719,547		(1,687,731)		31,816		—		—		31,816

	￦	88,547,234	￦	(64,265,227)	￦	24,282,007	￦	(17,824,166)	￦	(195,584)	￦	6,262,257

6.5.2 Details of financial liabilities subject to enforceable master netting agreements or similar arrangements as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	December 31, 2023
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
Derivatives held for trading and derivative-linked securities	￦	6,817,326	￦	—	￦	6,817,326
Derivatives held for hedging		244,128		—		244,128	￦	(5,519,403)	￦	(75,882)	￦	1,466,169
Unsettled spot exchange payable		7,124,998		—		7,124,998		(6,838,231)		—		286,767
Bonds sold under repurchase agreements *		15,645,498		—		15,645,498		(15,645,498)		—		—
Securities borrowing agreements		2,860,034		—		2,860,034		(2,860,034)		—		—
Domestic exchange settlement credits		65,260,751		(62,396,548)		2,864,203		(2,864,203)		—		—
Other financial instruments		3,090,690		(2,859,006)		231,684		—		—		231,684

	￦	101,043,425	￦	(65,255,554)	￦	35,787,871	￦	(33,727,369)	￦	(75,882)	￦	1,984,620

(In millions of Korean won)
	December 31, 2024
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

Derivatives held for trading and derivative-linked securities	￦	12,543,672	￦	—	￦	12,543,672
Derivatives held for hedging		373,799		—		373,799	￦	(10,689,585)	￦	(76,853)	￦	2,151,033
Unsettled spot exchange payable		6,289,630		—		6,289,630		(6,213,292)		—		76,338
Bonds sold under repurchase agreements *		12,794,534		—		12,794,534		(12,794,534)		—		—
Securities borrowing agreements		2,558,520		—		2,558,520		(2,558,520)		—		—
Domestic exchange settlement credits		62,872,822		(62,577,496)		295,326		(292,699)		—		2,627
Other financial instruments		1,784,437		(1,687,731)		96,706		—		—		96,706

	￦	99,217,414	￦	(64,265,227)	￦	34,952,187	￦	(32,548,630)	￦	(76,853)	￦	2,326,704

*	Includes bonds sold under repurchase agreements to customers.